Schedule of Assets (Held at End of Year) (Parenthetical) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, maturity month and year	2026-01
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, maturity month and year	2035-06
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%